Other Identifiable Intangible Assets - Summary of Other Identifiable Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 3,165
Balance at end of year	3,134	$ 3,165
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	5,942	5,912
Acquisitions	63	37
Disposals of businesses	(1)	(45)
Translation and other, net	(47)	38
Balance at end of year	5,957	5,942
Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(2,777)	(2,693)
Amortization	(91)	(97)
Disposals of businesses	1	45
Translation and other, net	44	(32)
Balance at end of year	(2,823)	(2,777)
Trade names indefinite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,646	2,646
Acquisitions	0	0
Disposals of businesses	0	0
Translation and other, net	0	0
Balance at end of year	2,646	2,646
Trade names indefinite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	0	0
Amortization	0	0
Disposals of businesses	0	0
Translation and other, net	0	0
Balance at end of year	0	0
Finite useful life trade names finite useful life [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	19
Balance at end of year	35	19
Finite useful life trade names finite useful life [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	134	130
Acquisitions	27	18
Disposals of businesses	0	(14)
Translation and other, net	(5)	0
Balance at end of year	156	134
Finite useful life trade names finite useful life [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(115)	(118)
Amortization	(10)	(11)
Disposals of businesses	0	14
Translation and other, net	4	0
Balance at end of year	(121)	(115)
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	441
Balance at end of year	408	441
Customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,782	1,767
Acquisitions	36	19
Disposals of businesses	0	(31)
Translation and other, net	(25)	27
Balance at end of year	1,793	1,782
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,341)	(1,287)
Amortization	(67)	(63)
Disposals of businesses	0	31
Translation and other, net	23	(22)
Balance at end of year	(1,385)	(1,341)
Databases and content [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	39
Balance at end of year	25	39
Databases and content [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	633	630
Acquisitions	0	0
Disposals of businesses	(1)	0
Translation and other, net	(2)	3
Balance at end of year	630	633
Databases and content [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(594)	(573)
Amortization	(14)	(19)
Disposals of businesses	1	0
Translation and other, net	2	(2)
Balance at end of year	(605)	(594)
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	20
Balance at end of year	20	20
Other [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	747	739
Acquisitions	0	0
Disposals of businesses	0	0
Translation and other, net	(15)	8
Balance at end of year	732	747
Other [member] | Accumulated depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(727)	(715)
Amortization	0	(4)
Disposals of businesses	0	0
Translation and other, net	15	(8)
Balance at end of year	$ (712)	$ (727)